Related Party Transactions - Schedule of Major Related Parties and their Relationship with Group (Details)	12 Months Ended
Feb. 28, 2023
FSOL
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
VIP Sing
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Jiaxin Travel
Related Party Transaction [Line Items]
Relationship with the group	Entity controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
Dangdai
Related Party Transaction [Line Items]
Relationship with the group	Entity ultimately controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Liu Wei, Shen Yalin, Yang Huining, Ma Lichao, Yang Hongguan and Song Ping
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Relationship with the group	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
East China Normal University Electronic and Audio-visual Publishing House ("ESNU Publishing")
Related Party Transaction [Line Items]
Relationship with the group	Wholly-owned subsidiary of the non-controlling shareholder of the Group